Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 700	$ 729
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	30	29
Interest cost	1	1
Actuarial (gains) losses and changes in actuarial assumptions	(3)	1
Benefits paid	(1)	(1)
Ending funded status – Plan deficit	27	30
Current liability	1	1
Non-current liability	26	29
Net amount	27	30
Unrecognized actuarial gains	10	6
Total accumulated other comprehensive income	10	6
Interest cost	1	1
Actuarial losses	(1)	(1)
Net periodic benefit cost	$ 0	$ 0